Nature of Expenses	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Nature of Expenses	NOTE 4 NATURE OF EXPENSES 2021 2020 Purchased and produced raw materials and product for resale 1 14,711 12,110 Depreciation and amortization 1,951 1,989 Employee costs 2 3,007 2,450 Freight 1,023 963 Impairment of assets (Note 13) 33 824 Provincial mining taxes 3 466 204 Integration and restructuring related costs 43 60 Contract services 590 617 Lease expense 4 81 60 Fleet fuel, repairs and maintenance 302 222 COVID-19 related expenses (Note 6) 45 48 Cloud computing transition adjustment (Note 6) 36 ‐ Net gain on disposal of investment in MOPCO (Note 6) ‐ (250) Other 643 709 Total cost of goods sold and expenses 22,931 20,006 1 Significant expenses include: supplies, energy, fuel, purchases of raw material (natural gas – feedstock, sulfur, ammonia and reagents) and product for resale (crop nutrients and protection products, and seed). 2 Includes salaries and wages, employee benefits, and share-based compensation. 3 Includes Saskatchewan potash production tax, and Saskatchewan resource surcharge of $ 341 and $ 125 (2020 – $ 86 and $ 118 ), respectively, as required under Saskatchewan provincial legislation. 4 Includes lease expense relating to short-term leases, leases of low value and variable lease payments.